UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07670

Name of Fund: BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 128.5%
Corporate — 11.5%
New Jersey EDA, RB, Continental Airlines Inc. Project, 7.00%, 11/15/30 (a)	$925	$928,469
New Jersey EDA, Refunding RB, AMT:
New Jersey American Water Co., Inc. Project, Series A, 5.70%, 10/01/39	175	192,187
New Jersey American Water Co., Inc., Project, Series B, 5.60%, 11/01/34	150	167,275
Salem County Utilities Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	300	323,835
		1,611,766
County/City/Special District/School District — 20.2%
City of Margate City New Jersey, GO, Improvement, Improvement, 5.00%, 1/15/27	125	141,571
City of Perth Amboy New Jersey, GO, CAB (AGM), 4.50%, 7/01/34 (b)	100	103,740
Essex County Improvement Authority, RB, Newark Project, Series A (AGM), 6.00%, 11/01/30	275	312,191
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	300	377,460
5.50%, 10/01/29	260	327,774
Hudson County Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 4.53%, 12/15/32 (c)	1,000	353,420
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	340	374,847
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (d)(e)	200	17,798
New Jersey EDA, Refunding RB:
5.00%, 6/15/28	95	102,104
5.00%, 6/15/29	250	267,410
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.13%, 6/15/24	150	170,254
Union County Utilities Authority, Refunding RB, County Deficiency Agreement, Series A, AMT, 5.00%, 6/15/41	255	284,649
		2,833,218
Education — 21.8%
New Jersey EDA, RB, School Facilities Construction:
Series CC-2, 5.00%, 12/15/31	200	220,752
Series CC-2, 5.00%, 12/15/32	200	219,860
Series S, 5.00%, 9/01/36	200	210,646

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey EDA, Refunding RB, School Facilities, Series GG, 5.25%, 9/01/27	$255	$291,781
New Jersey Educational Facilities Authority, RB:
Montclair State University, Series J, 5.25%, 7/01/38	100	108,245
Refunding Kean University, Series A, 5.50%, 9/01/36	240	266,220
New Jersey Educational Facilities Authority, Refunding RB:
Georgian Court University, Series D, 5.00%, 7/01/33	100	104,101
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	80	87,270
Rowan University, Series B (AGC), 5.00%, 7/01/24	255	284,356
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	175	212,221
New Jersey Higher Education Assistance Authority, Refunding RB Series 1A:
5.00%, 12/01/25	65	70,244
5.00%, 12/01/26	50	53,760
5.13%, 12/01/27	200	217,618
5.25%, 12/01/32	300	324,318
New Jersey Higher Education Student Assistance Authority, RB, Series 1, AMT, 5.75%, 12/01/29	240	265,109
New Jersey Institute of Technology, Series A, 5.00%, 7/01/42	100	110,305
		3,046,806
Health — 16.2%
New Jersey EDA, RB:
First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	60	59,147
First Mortgage, Lions gate Project, Series A, 5.88%, 1/01/37	110	104,702
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	500	510,525
Seabrook Village Inc. Facility, 5.25%, 11/15/26	140	138,316
New Jersey Health Care Facilities Financing Authority, RB:
AHS Hospital Corp., 6.00%, 7/01/41	230	269,242
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	250	267,385
Meridian Health, Series I (AGC), 5.00%, 7/01/38	100	104,968

BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST INC.	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, RB (concluded):
Virtua Health (AGC), 5.50%, 7/01/38	$150	$163,311
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health, Series A, 5.63%, 7/01/32	70	74,989
Barnabas Health, Series A, 5.63%, 7/01/37	190	200,781
Meridian Health System Obligated Group Issue, 5.00%, 7/01/26	115	125,934
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	250	253,515
		2,272,815
Housing — 9.5%
New Jersey State Housing & Mortgage Finance Agency, RB:
S/F Housing, Series X, AMT, 4.85%, 4/01/16	375	387,975
S/F Housing, Series X, AMT, 5.05%, 4/01/18	200	216,202
S/F Housing, Series CC, 5.00%, 10/01/34	205	214,879
Series A, 4.75%, 11/01/29	140	147,304
Series AA, 6.38%, 10/01/28	215	236,317
Series AA, 6.50%, 10/01/38	115	123,386
		1,326,063
State — 27.4%
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series 1998B-MB, AMT, 6.50%, 4/01/31	250	283,450
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	300	356,901
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	570	677,827
School Facilities Construction, Series Y, 5.00%, 9/01/33	400	430,516
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	500	557,400
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	300	343,992
New Jersey EDA, Refunding RB:
School Facilities Construction, Series AA, 5.50%, 12/15/29	200	224,888
School Facilities Construction, Series GG, 5.25%, 9/01/26	440	503,466
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/28	100	123,728

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
State (concluded)
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/27	$200	$222,708
5.25%, 6/15/28	100	110,615
		3,835,491
Transportation — 21.9%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	95	101,995
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	215	237,063
New Jersey State Turnpike Authority, Refunding RB, Series C (AMBAC):
6.50%, 1/01/16	160	189,651
6.50%, 1/01/16 (f)	180	200,040
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
6.00%, 12/15/38	100	114,855
Series A, 6.00%, 6/15/35	500	602,105
Series A, 5.88%, 12/15/38	175	199,490
Series A (AGC), 5.63%, 12/15/28	100	115,662
Series B, 5.25%, 6/15/36	300	335,226
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42	170	188,421
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	250	288,620
South Jersey Transportation Authority, RB, Series A (NPFGC), 4.50%, 11/01/35	490	497,933
		3,071,061
Total Municipal Bonds in New Jersey		17,997,220

Puerto Rico — 8.7%
State — 6.6%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	365	403,635
6.00%, 8/01/42	250	282,030
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub Series C, 6.00%, 8/01/39	205	234,338
		920,003
Transportation — 2.1%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	250	290,307
Total Municipal Bonds in Puerto Rico		1,210,310
Total Municipal Bonds – 137.2%		19,207,530

BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST INC.	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New Jersey — 12.9%
County/City/Special District/School District — 5.1%
Union County Utilities Authority, Refunding RB, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$670	$722,823
Education — 4.0%
State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	510	556,871
Transportation — 3.8%
Port Authority of New York & New Jersey, Refunding RB, AMT:
Consolidated, 106th Series, GO, 5.00%, 10/15/41	255	271,440
Consolidated, 152nd Series, 5.25%, 11/01/35	240	259,642
		531,082
Total Municipal Bonds in New Jersey		1,810,776

Puerto Rico — 1.1%
State — 1.1%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Senior Series C, 5.25%, 8/01/40	140	153,188
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 14.0%		1,963,964
Total Long-Term Investments (Cost – $19,821,615) – 151.2%		21,171,494

Short-Term Securities
	Shares
Money Market Funds — 4.8%
BIF New Jersey Municipal Money Fund, 0.00% (h)(i)	673,830	673,830
Total Short-Term Securities (Cost – $673,830) – 4.8%		673,830
Total Investments (Cost - $20,495,445*) – 156.0%		21,845,324
Other Assets Less Liabilities – 0.9%		132,330
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (7.7)%		(1,075,107)
AMPS, at Redemption Value – (49.2)%		(6,900,432)
Net Assets Applicable to Common Shares – 100.0%		$14,002,115

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$19,429,557
Gross unrealized appreciation	$1,580,435
Gross unrealized depreciation	(239,330)
Net unrealized appreciation	$1,341,105

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Security is collateralized by Municipal or US Treasury obligations.

(g)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

BIF New Jersey Municipal Money Fund	209,983	463,847	673,830	$24

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST INC.	APRIL 30, 2012	3

Schedule of Investments (concluded)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
15	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$1,984,219	$(22,294)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$21,171,494	—	$21,171,494
Short-Term Securities	$673,830	—	—	673,830
Total	$673,830	$21,171,494	—	$21,845,324

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(22,294)	—	—	$(22,294)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$20,000	—	—	$20,000
Liabilities:
Bank Overdraft	(95,250)	—	—	(95,250)
TOB trust certificates	—	$(1,074,662)	—	(1,074,662)
Total	$(75,250)	$(1,074,662)	—	$(1,149,912)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST INC.	APRIL 30, 2012	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Investment Quality Municipal Trust, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: June 22, 2012